Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 110.4	$ 85.2
Current portion of governmental loans	10.0	10.0
Governmental loans current and non current	120.4	95.2
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	27.9	33.4
Current portion of governmental loans	10.0	10.0
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	45.4	41.9
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	9.7	8.8
Federal SIF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 27.4	$ 1.1